Investment Risks - Macquarie Healthcare Fund	Mar. 31, 2025
Risk Lose Money
Risk

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk
Risk

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Healthcare sector risk
Risk

Healthcare sector risk — The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Concentration risk
Risk

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it may be more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Foreign and emerging markets risk
Risk

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk
Risk

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk
Risk

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk
Risk	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Government and regulatory risk
Risk	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Active management and selection risk
Risk

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Not Insured Depository Institution
Risk

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.